Bitwise Bitcoin Strategy Optimum Roll ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 27 .2%
U.S. Treasury Bill, 4.40%, 5/23/2023
(a)
(Cost $ 347,752 ) ............................................................. $ 350,000 $ 347,772
Shares
Money Market Funds – 6.5%
DWS Government Money Market Series Institutional, 4.77%
(b)
(Cost $ 82,820 ) .............................................................. 82,820 82,820
Total Investments – 33.7%
(Cost $ 430,572 ) ............................................................................. $ 430,592
Other Assets in Excess of Liabilities – 66 .3% ........................................................ 845,775
Net Assets – 100.0% .......................................................................... $ 1,276,367
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of March 31, 2023.
At March 31, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
†
CME Micro Bitcoin Futures ......................... 244 $ 701,256 4/28/23 $ 12,877
CME Bitcoin Futures .............................. 4 574,800 4/28/23 (214)
Total net unrealized appreciation $ 12,663
†
Cash in the amount of $193,922 has been pledged as collateral for open futures contracts as of March 31, 2023.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 27 .2%
Money Market Funds ............................................................................. 6 .5%
Total Investments ................................................................................ 33 .7%
Other Assets in Excess of Liabilities .................................................................. 66 .3%
Net Assets ..................................................................................... 100 .0%